LONG TERM INVESTMENTS (Details)		12 Months Ended
	Feb. 19, 2014 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
LONG TERM INVESTMENTS
Less: accumulated impairment		$ (628,000)		¥ (4,373,000)				¥ (4,373,000)
Long term Investments		4,327,000		30,148,000				30,126,000
Additional investment		1,815,000	¥ 12,637,000	333,286,000
PRC Fund
LONG TERM INVESTMENTS
Long term cost investments		1,448,000		10,103,000			¥ 10,103,000	10,081,000
Long term investments, number of years of investment							9 years
Disposal of investment		3,160	¥ 22,000
United States Fund
LONG TERM INVESTMENTS
Long term cost investments		2,879,000		20,045,000				20,045,000
Additional investment					$ 53,000	¥ 361,000
Investment in preferred shares of an unlisted company in PRC ("Investee A")
LONG TERM INVESTMENTS
Long term cost investments		57,000		400,000				400,000
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee B")
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		$ 571,000		¥ 3,973,000	$ 506,000			¥ 3,973,000	¥ 3,290,000
Percentage of interest in cost method investments	2.00%
Cost of available-for-sale investment	¥ 3,068,000
Term of debt	2 years
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee B") | Maximum
LONG TERM INVESTMENTS
Conversion price as a percentage of Series A financing price	25.00%